Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000008867 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class NAV/JHBCDX)
Average Annual Return, Percent	7.34%	8.24%	15.82%
C000153948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class C/JBGCX)
Average Annual Return, Percent	5.18%	7.04%	14.53%
C000153947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class A/JBGAX)
Average Annual Return, Percent	1.56%	6.70%	14.78%
C000008868 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class 1/JIBCX)
Average Annual Return, Percent	7.28%	8.19%	15.76%
C000009189 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class 1/JIREX)
Average Annual Return, Percent	13.92%	2.47%	5.86%
C000223234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class A/JYEBX)
Average Annual Return, Percent	7.86%	1.11%	5.13%
C000223235 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class C/JABFX)
Average Annual Return, Percent	11.77%	1.39%	5.22%
C000223236 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class I/JABGX)
Average Annual Return, Percent	13.99%	2.43%	5.84%
C000223233 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class R6/JABIX)
Average Annual Return, Percent	14.07%	2.51%	5.89%
C000199364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class R6/JSJFX)
Average Annual Return, Percent	5.54%	(1.63%)	7.53%
C000009243 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class NAV)
Average Annual Return, Percent	5.54%	(1.61%)	7.54%
C000199363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class I/JSJIX)
Average Annual Return, Percent	5.48%	(1.73%)	7.42%
C000199366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class C/JSJCX)
Average Annual Return, Percent	3.45%	(2.70%)	6.53%
C000199365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class A/JSJAX)
Average Annual Return, Percent	(0.04%)	(2.96%)	6.66%
C000069283 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class A/JAAAX)
Average Annual Return, Percent	5.03%	3.52%	3.78%
C000102118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class C/JAACX)
Average Annual Return, Percent	8.77%	3.86%	3.58%
C000098166 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class I/JAAIX)
Average Annual Return, Percent	10.87%	4.91%	4.62%
C000113512 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class R2/JAAPX)
Average Annual Return, Percent	10.38%	4.49%	4.20%
C000128529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class R4/JAASX)
Average Annual Return, Percent	10.71%	4.77%	4.48%
C000106470 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class R6/JAARX)
Average Annual Return, Percent	11.04%	5.02%	4.74%
Without Sales Load [Member] | C000153948 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class C/JBGCX)—excluding sales charge
Average Annual Return, Percent	6.14%	7.04%	14.53%
Without Sales Load [Member] | C000153947 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Fund (Class A/JBGAX)—excluding sales charge
Average Annual Return, Percent	6.90%	7.80%	15.37%
Without Sales Load [Member] | C000223234 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class A/JYEBX)—excluding sales charge
Average Annual Return, Percent	13.55%	2.15%	5.67%
Without Sales Load [Member] | C000223235 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Fund (Class C/JABFX)—excluding sales charge
Average Annual Return, Percent	12.77%	1.39%	5.22%
Without Sales Load [Member] | C000199366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class C/JSJCX)—excluding sales charge
Average Annual Return, Percent	4.38%	(2.70%)	6.53%
Without Sales Load [Member] | C000199365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Dynamic Growth Fund (Class A/JSJAX)—excluding sales charge
Average Annual Return, Percent	5.20%	(1.96%)	7.21%
Without Sales Load [Member] | C000069283 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class A/JAAAX)—excluding sales charge
Average Annual Return, Percent	10.58%	4.59%	4.31%
Without Sales Load [Member] | C000102118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Asset Allocation Fund (Class C/JAACX)—excluding sales charge
Average Annual Return, Percent	9.77%	3.86%	3.58%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	20.38%	12.79%	15.37%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.10%	11.80%	14.84%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.89%	(0.29%)	1.40%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	10.82%	11.88%	17.95%
Dow Jones U S Select REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Index
Average Annual Return, Percent	17.43%	4.15%	5.29%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	23.25%	5.04%	10.66%
HFRX Global Hedge Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	7.41%	2.96%	3.45%